Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Royalties	Total Payments
Total	$ 386,935.76	$ 386,935.76
Haynesville Shale, Louisiana Project
Total	$ 386,935.76	$ 386,935.76